Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Elimination Of Equity [Table Text Block]
Details of the liabilities eliminated are as follows:

As of
August 12,
(in thousands of U.S. dollars)	2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)
Elimination to equity as of August 12, 2014	$45,799

Finite Lived Intangible Asset Useful lives [Table Text Block]	The contract related intangibles and their useful lives are as follows:
Useful life
Intangible category	(Years)
Above market time charter	3.4
Option for time charter extension	5.3